Related party disclosures - Superannuation plans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related party disclosures
Group contributions to defined contribution plans	$ 482	$ 418
Group contributions to defined benefit plans	$ 63	$ 33